Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions

5.	RELATED-PARTY TRANSACTIONS

The Plan allows for transactions with certain parties who may perform services or have fiduciary responsibilities to the Plan, including the Company. These transactions qualify as party-in-interest transactions. The Company provides certain administrative services at no cost to the Plan. The Plan incurs expenses related to general administration and recordkeeping. The Company pays a portion of these expenses and certain accounting and auditing fees related to the Plan. The Plan paid $121,125 and $111,708 of recordkeeping fees to the Trustee in the years ended December 31, 2025 and December 31, 2024, respectively. The Plan also invests in certain funds of the Trustee. At December 31, 2025 and 2024, the Plan held 663,070 and 727,896 shares, respectively, of common stock of Spire Inc., the Company’s parent, with a market value of $54,835,856 and $49,373,212, respectively. During the years ended December 31, 2025 and 2024, the Plan received dividend income of $2,221,468 and $2,502,934, respectively, from Spire Inc.